Fees Summary	Feb. 24, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,792,000
Previously Paid Amount	0.00
Total Fee Amount	247.48
Total Offset Amount	0.00
Net Fee	247.48
Narrative - Max Aggregate Offering Price	$ 1,792,000
Final Prospectus	true